Investment Objectives and Goals - Gabelli Global Technology Leaders ETF	Jul. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Global Technology Leaders ETF (formerly, Gabelli Automation ETF) (the “Global Technology Leaders Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide growth of capital.